LONG TERM DEBT (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2011
Accrued interest		$ 60,937
TD Banknorth [Member]
Loan Balance Amount			33,498	37,036
American Express [Member]
Loan Balance Amount			35,177	41,020
Twelve Percent Convertible Promissory Notes [Member]
Accrued interest			29,753	27,666
Interest Converted Amount		60,937
Interest Converted into Shares		203,125
Conversion Share Price		$ 0.30
Warrants Issued				733,335
Exercise Price OF Warrants				$ 0.45
Warranrts Conversion Description		Included in the assumptions of this calculation, the Company used a risk-free rate of 0.85% (based on the US Treasury note yield), three year maturity, volatility of 84.0% (based on the daily historical performance of a comparable Company’s stock over two years from the commitment date), and a strike price of $0.45.
Amortization expense	82,789	34,496
Carrying value of beneficial conversion feature	$ 48,294	$ 131,083